Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	RM OPPORTUNITY TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001936117
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2022
Prospectus Date	rr_ProspectusDate	Dec. 14, 2022
RM Greyhawk Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	RM Greyhawk Fund (the “Fund”) seeks absolute total return with reduced exposure to market volatility relative to major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Fund. Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is only shown once the Fund has completed its first fiscal year of operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: Rocky Mountain Private Wealth Management LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing opportunistically in assets that include, but are not limited to: (i) fixed-income securities of domestic, foreign, and emerging markets, corporate and government issuers, without restriction as to maturity or credit quality, including “high yield” securities (commonly known as “junk bonds”); (ii) equity securities (common and preferred stock) of both domestic and foreign companies of various sizes; (iii) swap contracts on individual stocks, stock mutual funds and ETFs; and (iv) money market instruments, including cash and cash equivalents (each an “Asset Class”). The Adviser’s strategy employs broad diversification across various Asset Classes (investment categories), markets, industries and issuers in an effort to limit volatility as well as to seek opportunities to enhance total return. The Fund’s exposure to such Asset Classes is from a combination of direct investments in securities (e.g., fixed-income securities) and by indirect exposure to Asset Classes through investing in open-end investment companies (mutual funds), exchange-traded funds (“ETFs”) (collectively “Underlying Funds”). The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of direct investments and Underlying Funds that invest in various Asset Classes.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), and if unrated, determined by the Adviser to be of comparable quality.

The Adviser constructs the Fund’s portfolio by selecting Asset Classes that the Adviser believes will provide diversification with respect to a variety of economic factors. Once the Adviser has determined the appropriate Asset Classes to invest, the Adviser identifies a variety of diversified investment opportunities, either directly, or through investments in Underlying Funds. With respect to investments in Underlying Funds, the Adviser attempts to identify Underlying Funds with managers whose history and track record demonstrates an ability to add positive alpha (above-peer-group-average total return after adjusting for volatility). On an ongoing basis, the Adviser monitors each of the Fund’s investments daily, and buys, sells or hedges the Fund’s positions based upon the Adviser’s investment signals, portfolio manager experience and other factors.

The Fund may employ leverage achieved through the use of swaps, as well as bank borrowings, and other instruments to leverage the returns of the Fund’s portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The overall asset allocation of the Fund is not fixed. It can and will change significantly over time as the Adviser decides to re-allocate portions of the Fund’s portfolio in response to trend changes in the U.S. and global economy and in various investment markets. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives resulting in a high portfolio turnover rate.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with any mutual fund, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in Underlying Funds. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and/or principal payments.

Derivatives Risk: The Fund may use swaps to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held directly and by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Risk: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities in which the Fund invests.

Government Securities Risk: It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

High Yield (Junk Bond) Risk: Investments in lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bond issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate liquidity.

Large Capitalization Stock Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund may employ leverage and may invest in leveraged instruments. Borrowing magnifies the potential for losses and exposes the Fund interest expenses on borrowing. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage.

Limited History of Operations Risk: The Fund is a new fund with no history of operations for investors to evaluate.

Management Risk: The Advisers dependence on multi-Asset Class diversification and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on the Fund’s performance.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple Asset Classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Portfolio Turnover Risk: Higher turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

Small and Mid-Capitalization Issuer Risk: Investments in securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Underlying Fund Risk: Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing indirectly in the underlying stocks, bonds and other assets held by Underlying Funds will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in stocks and bonds. In addition, because ETFs are listed on national stock exchanges and are traded like equity securities listed on an exchange, ETF shares potentially trade at a discount or a premium, particularly in times of market stress. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Underlying Fund are subject to strategy risks depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The Fund is new and therefore no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at https://www.greyhawkfund.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greyhawkfund.com
RM Greyhawk Fund | RM Greyhawk Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HAWKX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 751

[1]	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.